Supplemental Cash Flow Information - Schedule of Payments for Interest and Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Payments for Interest and Income Taxes [Abstract]
Interest
Income taxes	$ 166,667	$ 180,913	$ 15,825